Employee Compensation - Share-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Information about our Stock Option Plan
The following table summarizes information about our Stock Option Plan:

(Canadian $, except as noted)		2019		2018		2017
	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price (1)
Outstanding at beginning of year	6,095,201	72.19	7,525,296	72.05	9,805,299	77.41
Granted	931,047	89.90	705,398	100.63	723,431	96.90
Exercised	902,651	60.21	1,513,307	58.40	2,233,801	57.80
Forfeited/cancelled	4,756	98.96	152,417	86.85	13,243	66.89
Expired	10,534	103.79	469,769	153.40	756,390	195.02
Outstanding at end of year	6,108,307	76.59	6,095,201	72.19	7,525,296	72.05
Exercisable at end of year	3,507,803	64.57	3,782,481	61.39	4,584,375	67.42
Available for grant	2,487,645		3,405,239		3,811,157

(1)
The weighted-average exercise prices reflect the conversion of foreign currency denominated options at the exchange rate as at October 31, 2019, October 31, 2018 and October 31, 2017, respectively. For foreign currency denominated options exercised or expired during the year, the weighted-average exercise prices are translated using the exchange rates as at the settlement date and expiry date, respectively.

Summary of Options Outstanding and Exercisable by Range of Exercise Price
Options outstanding and exercisable at October 31, 2019 by range of exercise price were as follows:

(Canadian $, except as noted)						2019
		Options outstanding			Options exercisable
Range of exercise prices	Number of stock options	Weighted- average remaining contractual life (years)	Weighted-average exercise price (2)	Number of stock options	Weighted- average remaining contractual life (years)	Weighted-average exercise price (2)
$50.01 to $60.00	1,229,196	1.7	56.42	1,229,196	1.7	56.42
$60.01 to $70.00	1,535,630	3.7	64.71	1,535,630	3.7	64.71
$70.01 to $80.00	1,082,146	5.7	77.59	741,659	5.5	77.75
$80.01 to $90.00	928,566	9.1	89.89	753	0.5	81.77
$90.01 and over (1)	1,332,769	7.6	98.81	565	0.5	99.02

(1)	Certain options were issued as part of the acquisition of M&I.
(2)	The weighted-average exercise prices reflect the conversion of foreign currency denominated options at the exchange rate as at October 31, 2019.

Summary of Further Information about our Stock Option Plan
The following table summarizes additional information about our Stock Option Plan:

(Canadian $ in millions, except as noted)	2019	2018	2017
Unrecognized compensation cost for non-vested stock option awards	6	5	5
Weighted-average period over which this cost will be recognized (in years)	2.6	2.6	2.7
Total intrinsic value of stock options exercised	36	67	90
Cash proceeds from stock options exercised	54	88	129
Weighted-average share price for stock options exercised (in dollars)	99.84	102.55	98.05

Summary of Ranges of Values used for each Option Pricing Assumption	To determine the fair value of the stock option tranches on the grant date, the following ranges of values were used for each option pricing assumption:

	2019	2018	2017
Expected dividend yield	5.7%	4.1%	4.3%
Expected share price volatility	20.0% – 20.1%	17.0% – 17.3%	18.4% – 18.8%
Risk-free rate of return	2.5%	2.1%	1.7% – 1.8%
Expected period until exercise (in years)	6.5 – 7.0	6.5 – 7.0	6.5 – 7.0